Stock-based Compensation - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance (shares)	6,864,569
Granted during the year (shares)	0
Forfeited during the year (shares)	(136,676)
Exercised during the year (in shares)	(21,927)
Expired during the year (shares)	(6,774)
Ending balance (shares)	6,699,192	6,864,569
Exercisable (in shares)	4,064,224
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning balance (in usd per share)	$ 2.05
Granted during the year (in usd per share)	0
Forfeited during the year (in usd per share)	2.59
Exercised during the year (in usd per share)	0.96
Expired during the year (in usd per share)	1.20
Ending balance (in usd per share)	2.05	$ 2.05
Exercisable, weighted average exercise price (in usd per share)	$ 1.01
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average remaining contractual life of outstanding options (years)	1 year 11 months 26 days	2 years 4 months 9 days
Exercisable, weighted average remaining contractual life of outstanding options (years)	2 years 6 months 18 days
Intrinsic value, outstanding	$ 13,678
Exercisable, intrinsic value	$ 12,521